Critical accounting estimates and judgements (Tables)	12 Months Ended
Dec. 31, 2021
Critical accounting estimates and judgments [Abstract]
Sensitivity analysis for revenue
The table below illustrates the sensitivity analysis of the Group’s reported profit to a 20% increase or decrease in the estimated future costs to be incurred in the delivery of partially unsatisfied performance obligations relating to the Group’s most significant revenue contract as at December 31, 2021.

	Change in estimated future costs	Effect on profit before tax	Effect on equity
		£’000	£’000
Change in the estimated future costs to be incurred in delivering partially unsatisfied performance obligations	+20%	(201)	(201)
	-20%	173	173

Sensitivity analysis for share-based payments	The table below illustrates the sensitivity analysis of the Group’s reported profit to a 10% increase or decrease in the estimated fair value of share based payment awards issued awarded during the period.

	Change in % Complete Estimate	Effect on profit before tax	Effect on equity
		£’000	£’000
Change in estimated market value of share options at grant date	+10%	(711)	(711)
	-10%	711	711